Accrued Expenses and Other Current Liabilities (Detail) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses and Other Current Liabilities [Line Items]
Credit card payable	$ 3,971	$ 4,739	$ 6,000
Accrued payroll and payroll taxes	777,757	679,277	672,535
Accrued purchases of property and equipment	74,587	174,801	0
Accrued research and development expenses	316,175	292,395	229,276
Accrued general and administrative expenses	679,069	315,294	266,541
Deferred rent	33,000	0	2,310
Total	$ 1,884,559	$ 1,466,506	$ 1,176,662